Operating lease obligation (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Current portion	76	59	46
Non-current portion	59	-	-
	135	59	46

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2026	60
Total future lease payment	60
Amount representing interest	(1)
Present value of operating lease liabilities	59
Less: current portion	(59)
Non-current portion	-

Summary of supplemental operating lease

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2025 and 2024:

	December 31, 2024	December 31, 2025
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	1.83	0.83